Supplementary Financial Statement Information - Schedule of Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenues	$ 515	$ 10,959	$ 299
United states [Member]
Revenue from External Customer [Line Items]
Revenues	484	10,839	16
Canada [Member]
Revenue from External Customer [Line Items]
Revenues		87	158
Europe and Other [Member]
Revenue from External Customer [Line Items]
Revenues		28	104
Israel [Member]
Revenue from External Customer [Line Items]
Revenues	$ 31	$ 5	$ 21